Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3 | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%